Income Taxes Tax attributes available to reduce future taxable income (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 155,882
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	97,458
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,592
Foreign Tax Authority with Indefinite Expiration
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 13,380